Prepayment and other current assets (Tables)	6 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepayment and Other current Assets

Prepayment and other current assets as of June 30, 2026, and December 31, 2025, consist of the following:

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)
Prepayments and other receivables	$3,581,468	$3,214,462
Deposits	19,368,389	20,135,601
Total	$22,949,857	$23,350,063